Quarterly portfolio holdings
John Hancock
Active Equity ETFs
January 31, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Funds’ investments
DISCIPLINED VALUE INTERNATIONAL SELECT ETF

As of 1-31-26 (unaudited)
	Shares	Value
Common stocks 99.5%		$53,881,289
(Cost $40,041,628)
Australia 4.2%		2,288,565
Rio Tinto, Ltd. (A)	21,556	2,288,565
Bermuda 1.6%		846,752
Everest Group, Ltd.	2,556	846,752
Canada 14.0%		7,606,965
Cenovus Energy, Inc.	29,295	581,292
Kinross Gold Corp.	97,692	3,093,478
Nutrien, Ltd.	34,275	2,372,914
Teck Resources, Ltd., Class B	28,893	1,559,281
Denmark 1.9%		1,040,323
Novo Nordisk A/S, B Shares	17,671	1,040,323
Finland 3.2%		1,738,118
Nordea Bank ABP	89,507	1,738,118
France 11.0%		5,929,626
Airbus SE	4,234	974,152
Bureau Veritas SA	26,643	858,958
Capgemini SE	8,076	1,260,519
Rexel SA	42,711	1,805,829
Vallourec SACA (A)	48,485	1,030,168
Germany 3.8%		2,053,721
Allianz SE	2,187	967,336
Siemens AG	3,563	1,086,385
India 2.3%		1,217,585
HDFC Bank, Ltd., ADR	37,603	1,217,585
Japan 16.7%		9,044,483
Hitachi, Ltd.	40,400	1,404,022
KDDI Corp.	72,800	1,230,087
Mitsubishi Electric Corp.	52,100	1,631,291
Resona Holdings, Inc.	104,500	1,212,257
Sony Group Corp.	74,700	1,672,590
Sumitomo Mitsui Financial Group, Inc.	53,400	1,894,236
Mexico 1.8%		984,080
Coca-Cola Femsa SAB de CV, ADR (A)	9,436	984,080
Netherlands 4.7%		2,544,593
ING Groep NV	42,432	1,252,895
Prosus NV (B)	22,408	1,291,698
South Korea 10.9%		5,907,985
KB Financial Group, Inc.	8,571	805,057
KT Corp.	21,304	842,155
NAVER Corp.	7,443	1,421,999
Samsung Electronics Company, Ltd.	18,785	2,094,618
Samsung Fire & Marine Insurance Company, Ltd.	2,138	744,156
Switzerland 7.0%		3,789,989
Novartis AG	16,084	2,394,063
Sandoz Group AG	17,570	1,395,926
United Kingdom 16.4%		8,888,504
AstraZeneca PLC	8,760	1,634,844
2	JOHN HANCOCK ACTIVE EQUITY ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Shares	Value
United Kingdom (continued)
BAE Systems PLC	84,436	$2,287,221
NatWest Group PLC	192,954	1,761,325
Shell PLC	24,398	935,436
Tesco PLC	135,636	791,410
The Weir Group PLC	33,393	1,478,268

	Yield (%)	Shares	Value
Short-term investments 2.9%			$1,575,644
(Cost $1,575,638)
Short-term funds 2.9%			1,575,644
John Hancock Collateral Trust (C)	3.5792(D)	157,505	1,575,644

Total investments (Cost $41,617,266) 102.4%	$55,456,933
Other assets and liabilities, net (2.4%)	(1,309,593)
Total net assets 100.0%	$54,147,340

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 1-31-26. The value of securities on loan amounted to $2,568,888. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $1,125,510 in the form of U.S. Treasuries was pledged to the fund.
(B)	Non-income producing security.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 1-31-26.
The fund had the following sector composition as a percentage of net assets on 1-31-26:
Financials	23.0%
Industrials	21.3%
Materials	17.2%
Health care	11.9%
Communication services	6.4%
Information technology	6.2%
Consumer discretionary	5.5%
Energy	4.7%
Consumer staples	3.3%
Short-term investments and other	0.5%
TOTAL	100.0%
DISCIPLINED VALUE SELECT ETF

As of 1-31-26 (unaudited)
	Shares	Value
Common stocks 97.1%		$29,195,078
(Cost $25,620,768)
Communication services 5.7%		1,716,223
Entertainment 2.7%
The Walt Disney Company	7,116	802,685
Interactive media and services 3.0%
Meta Platforms, Inc., Class A	1,275	913,538
Consumer discretionary 6.0%		1,814,418
Broadline retail 4.4%
Amazon.com, Inc. (A)	5,494	1,314,715
Specialty retail 1.6%
The Home Depot, Inc.	1,334	499,703
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE EQUITY ETFS	3

	Shares	Value
Consumer staples 6.8%		$2,037,019
Consumer staples distribution and retail 3.2%
U.S. Foods Holding Corp. (A)	11,558	966,480
Tobacco 3.6%
Philip Morris International, Inc.	5,966	1,070,539
Energy 4.1%		1,232,163
Oil, gas and consumable fuels 4.1%
Diamondback Energy, Inc.	3,622	593,827
Marathon Petroleum Corp.	3,623	638,336
Financials 20.8%		6,239,420
Banks 9.5%
Huntington Bancshares, Inc.	30,383	531,095
JPMorgan Chase & Co.	4,033	1,233,654
Wells Fargo & Company	12,017	1,087,418
Capital markets 6.7%
LPL Financial Holdings, Inc.	1,336	486,972
Morgan Stanley	5,435	993,518
The Charles Schwab Corp.	5,139	534,045
Consumer finance 3.4%
American Express Company	1,477	520,155
Capital One Financial Corp.	2,214	484,711
Financial services 1.2%
Visa, Inc., Class A	1,143	367,852
Health care 13.7%		4,123,116
Biotechnology 4.6%
AbbVie, Inc.	2,824	629,780
Gilead Sciences, Inc.	5,253	745,663
Health care providers and services 5.1%
Cencora, Inc.	2,644	949,778
Quest Diagnostics, Inc.	3,211	600,553
Life sciences tools and services 2.1%
IQVIA Holdings, Inc. (A)	2,688	618,643
Pharmaceuticals 1.9%
AstraZeneca PLC, ADR	6,238	578,699
Industrials 14.9%		4,469,274
Aerospace and defense 2.6%
L3Harris Technologies, Inc.	2,322	796,098
Air freight and logistics 4.0%
C.H. Robinson Worldwide, Inc.	3,137	611,558
FedEx Corp.	1,840	592,940
Electrical equipment 2.6%
Hubbell, Inc.	1,600	780,704
Ground transportation 2.8%
Uber Technologies, Inc. (A)	10,323	826,356
Industrial conglomerates 2.9%
Honeywell International, Inc.	3,787	861,618
Information technology 10.0%		3,011,829
Semiconductors and semiconductor equipment 9.0%
Applied Materials, Inc.	2,266	730,377
Micron Technology, Inc.	2,698	1,119,346
NXP Semiconductors NV	3,743	846,442
4	JOHN HANCOCK ACTIVE EQUITY ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Shares	Value
Information technology (continued)
Software 1.0%
Oracle Corp.	1,918	$315,664
Materials 10.0%		3,005,690
Construction materials 3.1%
CRH PLC	7,613	931,907
Metals and mining 6.9%
Freeport-McMoRan, Inc.	8,352	503,041
Newmont Corp.	9,520	1,069,572
Reliance, Inc.	1,521	501,170
Utilities 5.1%		1,545,926
Electric utilities 3.6%
FirstEnergy Corp.	15,338	726,101
NRG Energy, Inc.	2,430	370,891
Multi-utilities 1.5%
CenterPoint Energy, Inc.	11,311	448,934

Total investments (Cost $25,620,768) 97.1%	$29,195,078
Other assets and liabilities, net 2.9%	887,029
Total net assets 100.0%	$30,082,107

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
FUNDAMENTAL ALL CAP CORE ETF

As of 1-31-26 (unaudited)
	Shares	Value
Common stocks 100.4%		$3,590,957
(Cost $3,156,136)
Communication services 11.9%		425,676
Entertainment 1.2%
Liberty Media Corp.-Liberty Formula One, Series C (A)	497	43,249
Interactive media and services 10.7%
Alphabet, Inc., Class A	741	250,458
CarGurus, Inc. (A)	955	30,942
Meta Platforms, Inc., Class A	141	101,027
Consumer discretionary 18.4%		658,287
Automobile components 1.0%
Fox Factory Holding Corp. (A)	622	11,445
Mobileye Global, Inc., Class A (A)	2,857	25,656
Automobiles 1.0%
Ferrari NV	110	36,649
Broadline retail 8.0%
Amazon.com, Inc. (A)	1,200	287,157
Hotels, restaurants and leisure 1.0%
Vail Resorts, Inc.	265	35,264
Household durables 3.4%
Lennar Corp., A Shares	1,095	119,738
Specialty retail 3.5%
CarMax, Inc. (A)	1,195	53,225
Group 1 Automotive, Inc.	200	70,852
Textiles, apparel and luxury goods 0.5%
Canada Goose Holdings, Inc. (A)	1,505	18,301
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE EQUITY ETFS	5

	Shares	Value
Consumer staples 2.6%		$93,058
Beverages 0.5%
Diageo PLC, ADR	197	18,282
Food products 1.6%
Post Holdings, Inc. (A)	542	55,452
Personal care products 0.5%
BellRing Brands, Inc. (A)	777	19,324
Energy 3.6%		127,758
Oil, gas and consumable fuels 3.6%
Cheniere Energy, Inc.	604	127,758
Financials 8.1%		291,554
Banks 1.8%
First Hawaiian, Inc.	2,403	63,800
Capital markets 6.3%
KKR & Company, Inc.	1,068	122,030
Morgan Stanley	229	41,861
S&P Global, Inc.	121	63,863
Health care 17.9%		639,521
Health care equipment and supplies 8.1%
Align Technology, Inc. (A)	123	20,053
Becton, Dickinson and Company	214	43,545
GE HealthCare Technologies, Inc.	540	42,644
Hologic, Inc. (A)	1,707	127,906
Zimmer Biomet Holdings, Inc.	617	53,722
Health care providers and services 6.1%
Elevance Health, Inc.	287	99,227
McKesson Corp.	80	66,497
UnitedHealth Group, Inc.	187	53,656
Life sciences tools and services 2.3%
Thermo Fisher Scientific, Inc.	140	81,005
Pharmaceuticals 1.4%
Elanco Animal Health, Inc. (A)	2,129	51,266
Industrials 5.1%		182,315
Electrical equipment 1.9%
Regal Rexnord Corp.	429	69,284
Machinery 1.4%
Fortive Corp.	926	48,902
Trading companies and distributors 1.8%
United Rentals, Inc.	82	64,129
Information technology 28.6%		1,023,096
IT services 1.3%
Accenture PLC, Class A	173	45,610
Semiconductors and semiconductor equipment 9.1%
Analog Devices, Inc.	6	1,865
NVIDIA Corp.	714	136,467
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	393	129,910
Texas Instruments, Inc.	261	56,259
Software 16.6%
Adobe, Inc. (A)	220	64,515
Microsoft Corp.	579	249,138
Oracle Corp.	6	987
Roper Technologies, Inc.	284	105,429
6	JOHN HANCOCK ACTIVE EQUITY ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Shares	Value
Information technology (continued)
Software (continued)
Salesforce, Inc.	451	$95,743
Workday, Inc., Class A (A)	456	80,087
Technology hardware, storage and peripherals 1.6%
Apple, Inc.	220	57,086
Real estate 4.2%		149,692
Real estate management and development 0.2%
Five Point Holdings LLC, Class A (A)	1,627	8,639
Specialized REITs 4.0%
American Tower Corp.	310	55,577
Crown Castle, Inc.	583	50,610
Millrose Properties, Inc., Class A	1,170	34,866

	Yield (%)	Shares	Value
Short-term investments 0.9%			$32,035
(Cost $32,034)
Short-term funds 0.9%			32,035
John Hancock Collateral Trust (B)	3.5792(C)	3,202	32,035

Total investments (Cost $3,188,170) 101.3%	$3,622,992
Other assets and liabilities, net (1.3%)	(46,562)
Total net assets 100.0%	$3,576,430

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 1-31-26.
INTERNATIONAL HIGH DIVIDEND ETF

As of 1-31-26 (unaudited)
	Shares	Value
Common stocks 99.1%		$11,286,419
(Cost $7,957,962)
Australia 4.9%		553,630
AGL Energy, Ltd. (A)	4,909	31,123
ANZ Group Holdings, Ltd.	1,270	32,652
Fortescue, Ltd.	13,869	204,034
QBE Insurance Group, Ltd.	8,658	119,730
Suncorp Group, Ltd.	10,290	122,547
Woodside Energy Group, Ltd.	2,450	43,544
Austria 1.4%		163,748
BAWAG Group AG (B)(C)	710	116,055
OMV AG	801	47,693
Canada 6.7%		766,494
Canadian Natural Resources, Ltd.	999	37,351
Enbridge, Inc.	3,730	183,091
Finning International, Inc. (A)	789	49,753
HudBay Minerals, Inc. (A)	1,388	33,056
Magna International, Inc.	2,144	110,212
Open Text Corp. (A)	1,086	27,893
Peyto Exploration & Development Corp. (A)	3,246	58,824
Power Corp. of Canada (A)	2,323	117,801
Royal Bank of Canada	688	115,189
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE EQUITY ETFS	7

	Shares	Value
Canada (continued)
Suncor Energy, Inc.	627	$33,324
Denmark 0.7%		78,299
Novo Nordisk A/S, B Shares	1,330	78,299
Finland 1.6%		177,831
Fortum OYJ	7,506	177,831
France 6.5%		743,751
Cie Generale des Etablissements Michelin SCA	1,241	46,284
Engie SA	8,171	243,988
Gaztransport et Technigaz SA	184	39,730
Klepierre SA	5,373	207,356
Publicis Groupe SA	848	84,943
Sanofi	1,289	121,450
Germany 5.5%		625,148
Deutsche Telekom AG	4,419	148,092
Heidelberg Materials AG	765	210,502
Mercedes-Benz Group AG	2,369	162,869
SAP SE	511	103,685
Hong Kong 3.6%		415,028
CK Asset Holdings, Ltd.	14,095	82,732
CK Hutchison Holdings, Ltd.	17,735	143,634
Henderson Land Development Company, Ltd.	10,349	41,239
WH Group, Ltd. (B)	125,417	147,423
Israel 2.7%		310,882
Bank Hapoalim BM	1,526	37,957
Bank Leumi Le-Israel BM	7,782	188,179
Mizrahi Tefahot Bank, Ltd.	1,076	84,746
Italy 7.5%		851,895
Banco BPM SpA	12,220	183,464
Enel SpA	4,498	49,808
Generali	5,007	204,847
Intesa Sanpaolo SpA	27,723	196,763
Poste Italiane SpA (B)	8,217	217,013
Japan 17.5%		1,994,262
Advantest Corp.	419	69,277
Alps Alpine Company, Ltd. (A)	7,001	91,427
Dai-ichi Life Holdings, Inc.	3,598	31,546
Daito Trust Construction Company, Ltd.	6,781	137,809
Daiwa House Industry Company, Ltd.	2,616	89,201
FUJIFILM Holdings Corp.	1,169	23,394
Hitachi, Ltd.	1,666	57,899
Kobe Steel, Ltd.	2,732	39,432
Komatsu, Ltd.	2,707	104,044
Marubeni Corp.	2,872	95,231
Mitsubishi Corp.	3,447	91,549
Mitsui & Company, Ltd.	5,011	163,558
MS&AD Insurance Group Holdings, Inc.	6,249	159,283
Recruit Holdings Company, Ltd.	533	27,987
SBI Holdings, Inc.	2,682	60,574
SCREEN Holdings Company, Ltd. (A)	323	41,165
Seibu Holdings, Inc.	1,572	41,730
Seiko Epson Corp.	5,179	66,391
Shionogi & Company, Ltd.	3,285	67,591
Sojitz Corp.	3,235	118,025
8	JOHN HANCOCK ACTIVE EQUITY ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Shares	Value
Japan (continued)
Subaru Corp.	1,216	$26,226
Sumitomo Corp.	6,053	245,204
Suzuken Company, Ltd.	651	26,283
Tokyo Electron, Ltd.	446	119,436
Netherlands 3.0%		339,647
ASML Holding NV	123	177,875
ASR Nederland NV	437	31,806
EXOR NV	1,581	129,966
Norway 4.4%		496,521
Aker BP ASA	6,541	191,752
Equinor ASA	9,145	244,844
Orkla ASA	5,037	59,925
Singapore 5.3%		601,034
DBS Group Holdings, Ltd.	4,750	221,592
Oversea-Chinese Banking Corp., Ltd.	12,910	215,981
Venture Corp., Ltd.	12,687	163,461
Spain 3.4%		389,614
Banco Bilbao Vizcaya Argentaria SA	9,150	233,490
Naturgy Energy Group SA	4,956	156,124
Sweden 5.3%		603,646
SKF AB, B Shares	1,282	33,686
Svenska Handelsbanken AB, A Shares	15,048	239,007
Telefonaktiebolaget LM Ericsson, B Shares	12,651	138,140
Volvo AB, B Shares	5,268	192,813
Switzerland 6.1%		695,618
ABB, Ltd.	2,740	237,190
Holcim, Ltd. (C)	283	29,232
Novartis AG	1,535	228,481
Roche Holding AG	367	167,141
Swissquote Group Holding SA	59	33,574
United Kingdom 13.0%		1,479,371
3i Group PLC	670	30,809
Associated British Foods PLC (A)	1,090	28,494
AstraZeneca PLC	468	87,341
Aviva PLC	10,745	93,748
Beazley PLC	4,117	64,009
British American Tobacco PLC	3,500	210,174
GSK PLC	1,774	45,681
HSBC Holdings PLC	7,250	127,882
Imperial Brands PLC	4,875	205,107
Kingfisher PLC	20,552	95,183
NatWest Group PLC	6,961	63,541
Rio Tinto PLC	2,788	257,784

Tesco PLC	29,070	169,618
Preferred securities 0.3%		$30,879
(Cost $30,562)
Germany 0.3%		30,879
Henkel AG & Company KGaA	350	30,879

SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE EQUITY ETFS	9

	Yield (%)	Shares	Value
Short-term investments 2.7%			$309,744
(Cost $309,740)
Short-term funds 2.7%			309,744
John Hancock Collateral Trust (D)	3.5792(E)	30,963	309,744

Total investments (Cost $8,298,264) 102.1%	$11,627,042
Other assets and liabilities, net (2.1%)	(237,846)
Total net assets 100.0%	$11,389,196

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	All or a portion of this security is on loan as of 1-31-26. The value of securities on loan amounted to $474,129. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $276,444 in the form of U.S. Treasuries was pledged to the fund.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Non-income producing security.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $222,671.
(E)	The rate shown is the annualized seven-day yield as of 1-31-26.
The fund had the following sector composition as a percentage of net assets on 1-31-26:
Financials	30.5%
Industrials	14.1%
Information technology	9.0%
Energy	7.7%
Consumer staples	7.5%
Health care	7.2%
Materials	6.8%
Utilities	5.8%
Real estate	4.9%
Consumer discretionary	3.9%
Communication services	2.0%
Short-term investments and other	0.6%
TOTAL	100.0%
U.S. HIGH DIVIDEND ETF

As of 1-31-26 (unaudited)
	Shares	Value
Common stocks 99.0%		$9,020,430
(Cost $6,774,830)
Communication services 5.7%		514,291
Diversified telecommunication services 3.7%
Comcast Corp., Class A	4,557	135,571
Verizon Communications, Inc.	4,420	196,778
Media 2.0%
Omnicom Group, Inc.	1,682	129,581
Sirius XM Holdings, Inc. (A)	2,573	52,361
Consumer discretionary 5.3%		486,496
Automobiles 1.9%
Ford Motor Company	12,628	175,277
Hotels, restaurants and leisure 0.3%
Darden Restaurants, Inc.	124	24,719
Household durables 0.6%
Garmin, Ltd.	287	57,871
Specialty retail 2.1%
Best Buy Company, Inc.	1,613	105,006
Dick’s Sporting Goods, Inc.	160	32,320
10	JOHN HANCOCK ACTIVE EQUITY ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Shares	Value
Consumer discretionary (continued)
Specialty retail (continued)
The Home Depot, Inc.	156	$58,436
Textiles, apparel and luxury goods 0.4%
Ralph Lauren Corp.	93	32,867
Consumer staples 7.8%		707,407
Consumer staples distribution and retail 1.7%
Target Corp.	265	27,950
Walmart, Inc.	1,067	127,122
Food products 2.5%
Conagra Brands, Inc.	8,471	156,798
The Kraft Heinz Company	3,014	71,552
Tobacco 3.6%
Altria Group, Inc.	2,902	179,895
Philip Morris International, Inc.	803	144,090
Energy 4.8%		441,336
Oil, gas and consumable fuels 4.8%
Chevron Corp.	1,041	184,153
Exxon Mobil Corp.	244	34,502
Kinder Morgan, Inc.	1,719	52,412
ONEOK, Inc.	1,153	91,306
The Williams Companies, Inc.	1,174	78,963
Financials 16.8%		1,528,431
Banks 5.3%
Columbia Banking System, Inc.	5,114	150,556
Credicorp, Ltd.	450	160,574
JPMorgan Chase & Co.	466	142,545
U.S. Bancorp	536	30,075
Capital markets 7.2%
BlackRock, Inc.	154	172,317
Evercore, Inc., Class A	184	65,002
Morgan Stanley	641	117,175
T. Rowe Price Group, Inc.	1,674	176,908
The Goldman Sachs Group, Inc.	129	120,668
Insurance 4.3%
American Financial Group, Inc.	1,335	173,910
Principal Financial Group, Inc.	427	40,445
The Progressive Corp.	857	178,256
Health care 6.4%		587,209
Health care equipment and supplies 0.5%
Medtronic PLC	443	45,611
Health care providers and services 0.3%
UnitedHealth Group, Inc.	89	25,537
Pharmaceuticals 5.6%
Bristol-Myers Squibb Company	2,740	150,837
Eli Lilly & Company	76	78,823
Johnson & Johnson	454	103,172
Pfizer, Inc.	6,930	183,229
Industrials 7.9%		718,665
Aerospace and defense 0.3%
Carpenter Technology Corp.	74	23,519
Air freight and logistics 1.9%
United Parcel Service, Inc., Class B	1,651	175,369
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE EQUITY ETFS	11

	Shares	Value
Industrials (continued)
Construction and engineering 1.4%
Comfort Systems USA, Inc.	108	$123,347
Electrical equipment 2.8%
Eaton Corp. PLC	79	27,762
Emerson Electric Company	178	26,159
Rockwell Automation, Inc.	101	42,587
Vertiv Holdings Company, Class A	866	161,232
Professional services 1.5%
Automatic Data Processing, Inc.	208	51,339
Paychex, Inc.	847	87,351
Information technology 35.4%		3,224,067
Communications equipment 1.5%
Cisco Systems, Inc.	1,661	130,090
IT services 2.8%
Accenture PLC, Class A	356	93,856
IBM Corp.	532	163,164
Semiconductors and semiconductor equipment 18.5%
Analog Devices, Inc.	113	35,129
Broadcom, Inc.	692	229,260
KLA Corp.	111	158,501
Lam Research Corp.	750	175,095
Micron Technology, Inc.	403	167,197
Monolithic Power Systems, Inc.	81	91,056
NVIDIA Corp.	3,696	706,417
Texas Instruments, Inc.	569	122,648
Software 6.7%
Intuit, Inc.	39	19,458
Microsoft Corp.	1,142	491,391
Oracle Corp.	619	101,875
Technology hardware, storage and peripherals 5.9%
Apple, Inc.	1,824	473,292
Seagate Technology Holdings PLC	161	65,638
Real estate 6.2%		568,003
Industrial REITs 0.2%
Prologis, Inc.	169	22,065
Retail REITs 2.0%
Simon Property Group, Inc.	953	182,318
Specialized REITs 4.0%
CubeSmart	681	25,558
Gaming and Leisure Properties, Inc.	3,899	174,480
Public Storage	88	24,305
VICI Properties, Inc.	4,960	139,277
Utilities 2.7%		244,525
Electric utilities 2.7%
Edison International	2,794	174,010
NRG Energy, Inc.	462	70,515

	Yield (%)	Shares	Value
Short-term investments 1.4%			$129,717
(Cost $129,692)
Short-term funds 1.4%			129,717
John Hancock Collateral Trust (B)	3.5792(C)	12,967	129,717

12	JOHN HANCOCK ACTIVE EQUITY ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

Total investments (Cost $6,904,522) 100.4%	$9,150,147
Other assets and liabilities, net (0.4%)	(32,224)
Total net assets 100.0%	$9,117,923

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	All or a portion of this security is on loan as of 1-31-26. The value of securities on loan amounted to $39,719. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $40,538 in the form of U.S. Treasuries was pledged to the fund.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 1-31-26.
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE EQUITY ETFS	13

Notes to Funds’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the funds’ valuation designee.
In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded and closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor valued at London close.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor may use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The funds use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of January 31, 2026, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Disciplined Value International Select ETF
John Hancock Collateral Trust	157,505	—	$12,218,038	$(10,642,166)	$(234)	$6	$2,244	—	$1,575,644
Fundamental All Cap Core ETF
John Hancock Collateral Trust	3,202	$83,646	$531,081	$(582,684)	$(7)	$(1)	$2,355	—	$32,035
International High Dividend ETF
John Hancock Collateral Trust	30,963	$123,771	$2,885,393	$(2,699,392)	$(28)	—	$5,339	—	$309,744
U.S. High Dividend ETF
John Hancock Collateral Trust	12,967	$138,812	$258,308	$(267,421)	$49	$(31)	$4,718	—	$129,717
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For additional information on the funds’ significant accounting policies and risks, please refer to the funds’ most recent semiannual or annual shareholder report and prospectus.
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